Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2017	2016	2015

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(984)	(868)	(747)

Net carrying amount	$267	$383	$504

Future Amortization Expense for Core Deposit Asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2017 was as follows:

(Dollars in thousands)	Core Deposit Amortization

2018	$101

2019	63

2020	59

2021	44

$267